Segment Reporting (Summary of Business Segment Results) (Details)	3 Months Ended	12 Months Ended																													6 Months Ended
	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Retail Banking [Member] KRW	Dec. 31, 2009 Retail Banking [Member] KRW	Dec. 31, 2008 Retail Banking [Member] KRW	Dec. 31, 2010 Corporate Banking [Member] KRW	Dec. 31, 2009 Corporate Banking [Member] KRW	Dec. 31, 2008 Corporate Banking [Member] KRW	Dec. 31, 2010 Capital Markets Activities [Member] KRW	Dec. 31, 2009 Capital Markets Activities [Member] KRW	Dec. 31, 2008 Capital Markets Activities [Member] KRW	Dec. 31, 2010 Credit Card Operations [Member] KRW	Dec. 31, 2009 Credit Card Operations [Member] KRW	Dec. 31, 2008 Credit Card Operations [Member] KRW	Dec. 31, 2010 Other Operations [Member] KRW	Dec. 31, 2009 Other Operations [Member] KRW	Dec. 31, 2008 Other Operations [Member] KRW	Dec. 31, 2010 Total Segments [Member] KRW	Dec. 31, 2009 Total Segments [Member] KRW	Dec. 31, 2008 Total Segments [Member] KRW	Dec. 31, 2010 Inter-Segment Transactions [Member] KRW	Dec. 31, 2009 Inter-Segment Transactions [Member] KRW	Dec. 31, 2008 Inter-Segment Transactions [Member] KRW		Dec. 31, 2010 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2009 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2008 U.S.GAAP Adjustments [Member] KRW	Jun. 30, 2008 Kookmin Bank [Member] KRW
Operating income			16,399,144,000,000	17,103,566,000,000	18,780,721,000,000	9,735,200,000,000	10,767,548,000,000	13,221,279,000,000	8,191,828,000,000	9,117,257,000,000	10,795,406,000,000	11,046,821,000,000	19,508,950,000,000	35,060,413,000,000	2,550,892,000,000	2,559,243,000,000	2,420,638,000,000	4,128,085,000,000	2,863,332,000,000	4,344,574,000,000	35,652,826,000,000	44,816,330,000,000	65,842,310,000,000	(9,966,633,000,000)	(14,223,088,000,000)	(19,548,677,000,000)	[1]	(9,287,049,000,000)	(13,489,676,000,000)	(27,512,912,000,000)
Operating expense			16,687,560,000,000	16,177,513,000,000	16,993,936,000,000	9,104,529,000,000	9,603,133,000,000	11,501,353,000,000	8,948,482,000,000	9,165,844,000,000	10,996,918,000,000	11,128,449,000,000	19,394,967,000,000	34,941,864,000,000	1,990,770,000,000	1,932,273,000,000	1,938,147,000,000	4,352,537,000,000	3,471,157,000,000	3,581,537,000,000	35,524,767,000,000	43,567,374,000,000	62,959,819,000,000	(9,857,767,000,000)	(13,526,540,000,000)	(19,381,568,000,000)	[1]	(8,979,440,000,000)	(13,863,321,000,000)	(26,584,315,000,000)
Segment results			(288,416,000,000)	926,053,000,000	1,786,785,000,000	630,671,000,000	1,164,415,000,000	1,719,926,000,000	(756,654,000,000)	(48,587,000,000)	(201,512,000,000)	(81,628,000,000)	113,983,000,000	118,549,000,000	560,122,000,000	626,970,000,000	482,491,000,000	(224,452,000,000)	(607,825,000,000)	763,037,000,000	128,059,000,000	1,248,956,000,000	2,882,491,000,000	(108,866,000,000)	(696,548,000,000)	(167,109,000,000)	[1]	(307,609,000,000)	373,645,000,000	(928,597,000,000)
Interest income			13,035,999,000,000	13,590,120,000,000	15,828,442,000,000	9,018,180,000,000	9,889,533,000,000	12,224,734,000,000	7,835,889,000,000	8,378,695,000,000	9,551,144,000,000	3,353,268,000,000	3,846,266,000,000	4,352,695,000,000	2,229,997,000,000	2,288,233,000,000	2,115,252,000,000	1,066,954,000,000	135,708,000,000	1,385,306,000,000	23,504,288,000,000	24,538,435,000,000	29,629,131,000,000	(10,483,894,000,000)	(9,762,047,000,000)	(12,713,112,000,000)	[1]	15,605,000,000	(1,186,268,000,000)	(1,087,577,000,000)
Interest expense			6,970,544,000,000	8,231,429,000,000	9,359,653,000,000	6,719,691,000,000	7,449,611,000,000	9,256,727,000,000	5,835,431,000,000	6,556,592,000,000	8,206,760,000,000	3,431,347,000,000	3,701,876,000,000	4,204,987,000,000	428,815,000,000	463,649,000,000	614,730,000,000	518,383,000,000	593,218,000,000	564,010,000,000	16,933,667,000,000	18,764,946,000,000	22,847,214,000,000	(9,888,850,000,000)	(10,413,325,000,000)	(13,337,045,000,000)	[1]	(74,273,000,000)	(120,192,000,000)	(150,516,000,000)
Net interest income (expense)			6,065,455,000,000	5,358,691,000,000	6,468,789,000,000	2,298,489,000,000	2,439,922,000,000	2,968,007,000,000	2,000,458,000,000	1,822,103,000,000	1,344,384,000,000	(78,079,000,000)	144,390,000,000	147,708,000,000	1,801,182,000,000	1,824,584,000,000	1,500,522,000,000	548,571,000,000	(457,510,000,000)	821,296,000,000	6,570,621,000,000	5,773,489,000,000	6,781,917,000,000	(595,044,000,000)	651,278,000,000	623,933,000,000	[1]	89,878,000,000	(1,066,076,000,000)	(937,061,000,000)
Provision for credit losses			3,568,040,000,000	2,203,993,000,000	2,313,454,000,000	300,542,000,000	263,761,000,000	203,038,000,000	2,201,632,000,000	1,391,912,000,000	1,351,006,000,000	(106,000,000)	53,049,000,000	12,789,000,000	115,077,000,000	266,046,000,000	98,393,000,000	69,924,000,000	323,641,000,000	163,227,000,000	2,687,069,000,000	2,298,409,000,000	1,828,453,000,000	(41,651,000,000)	576,000,000	(1,233,000,000)	[1]	922,622,000,000	(94,992,000,000)	486,234,000,000
Non-interest income			3,363,145,000,000	3,513,446,000,000	2,952,279,000,000	717,020,000,000	878,015,000,000	996,545,000,000	355,939,000,000	738,562,000,000	1,244,262,000,000	7,693,553,000,000	15,662,684,000,000	30,707,718,000,000	320,895,000,000	271,010,000,000	305,386,000,000	3,061,131,000,000	2,727,624,000,000	2,959,268,000,000	12,148,538,000,000	20,277,895,000,000	36,213,179,000,000	517,261,000,000	(4,461,041,000,000)	(6,835,565,000,000)	[1]	(9,302,654,000,000)	(12,303,408,000,000)	(26,425,335,000,000)
Non-interest expenses			5,789,408,000,000	5,311,084,000,000	4,913,642,000,000	1,938,183,000,000	1,693,885,000,000	1,822,477,000,000	863,711,000,000	1,154,559,000,000	1,384,180,000,000	7,696,195,000,000	15,638,908,000,000	30,723,017,000,000	1,405,007,000,000	1,147,435,000,000	1,166,056,000,000	3,590,607,000,000	2,393,227,000,000	2,722,721,000,000	15,493,703,000,000	22,028,014,000,000	37,818,451,000,000	53,959,000,000	(3,131,927,000,000)	(6,061,312,000,000)	[1]	(9,758,254,000,000)	(13,585,003,000,000)	(26,843,497,000,000)
Net non-interest income (expenses)			(2,426,263,000,000)	(1,797,638,000,000)	(1,961,363,000,000)	(1,221,163,000,000)	(815,870,000,000)	(825,932,000,000)	(507,772,000,000)	(415,997,000,000)	(139,918,000,000)	(2,642,000,000)	23,776,000,000	(15,299,000,000)	(1,084,112,000,000)	(876,425,000,000)	(860,670,000,000)	(529,476,000,000)	334,397,000,000	236,547,000,000	(3,345,165,000,000)	(1,750,119,000,000)	(1,605,272,000,000)	463,302,000,000	(1,329,114,000,000)	(774,253,000,000)	[1]	455,600,000,000	1,281,595,000,000	418,162,000,000
Depreciation and amortization			359,568,000,000	431,007,000,000	407,187,000,000	146,113,000,000	195,876,000,000	219,111,000,000	47,708,000,000	62,781,000,000	54,972,000,000	1,013,000,000	1,134,000,000	1,071,000,000	41,871,000,000	55,143,000,000	58,968,000,000	173,623,000,000	161,071,000,000	131,579,000,000	410,328,000,000	476,005,000,000	465,701,000,000	18,775,000,000	18,136,000,000	18,022,000,000	[1]	(69,535,000,000)	(63,134,000,000)	(76,536,000,000)
Extraordinary gain																											[1]
Net income (loss) before tax expense (benefits)			(288,416,000,000)	926,053,000,000	1,786,785,000,000	630,671,000,000	1,164,415,000,000	1,719,926,000,000	(756,654,000,000)	(48,587,000,000)	(201,512,000,000)	(81,628,000,000)	113,983,000,000	118,549,000,000	560,122,000,000	626,970,000,000	482,491,000,000	(224,452,000,000)	(607,825,000,000)	763,037,000,000	128,059,000,000	1,248,956,000,000	2,882,491,000,000	(108,866,000,000)	(696,548,000,000)	(167,109,000,000)	[1]	(307,609,000,000)	373,645,000,000	(928,597,000,000)
Income tax expense (benefit)			304,108,000,000	207,484,000,000	453,847,000,000	152,622,000,000	320,214,000,000	472,980,000,000	(183,110,000,000)	(13,362,000,000)	(55,416,000,000)	(19,754,000,000)	31,346,000,000	32,600,000,000	135,550,000,000	172,416,000,000	132,686,000,000	(152,683,000,000)	(464,782,000,000)	94,400,000,000	(67,375,000,000)	45,832,000,000	677,250,000,000	(13,616,000,000)	(20,918,000,000)	164,832,000,000	[1]	385,099,000,000	182,570,000,000	(388,235,000,000)
Cumulative effect of a change in accounting principle																											[1]
Net income (loss)			(592,524,000,000)	718,569,000,000	1,332,938,000,000	478,049,000,000	844,201,000,000	1,246,946,000,000	(573,544,000,000)	(35,225,000,000)	(146,096,000,000)	(61,874,000,000)	82,637,000,000	85,949,000,000	424,572,000,000	454,554,000,000	349,805,000,000	(71,769,000,000)	(143,043,000,000)	668,637,000,000	195,434,000,000	1,203,124,000,000	2,205,241,000,000	(95,250,000,000)	(675,630,000,000)	(331,941,000,000)	[1]	(692,708,000,000)	191,075,000,000	(540,362,000,000)
Segments' total assets	258,326,911,000,000		251,752,002,000,000	253,855,432,000,000	258,326,911,000,000	99,116,624,000,000	100,871,142,000,000	98,796,601,000,000	86,755,985,000,000	89,113,715,000,000	91,525,828,000,000	45,595,806,000,000	45,348,512,000,000	51,037,945,000,000	12,333,118,000,000	11,991,434,000,000	11,225,114,000,000	41,292,855,000,000	37,685,520,000,000	35,429,231,000,000	285,094,388,000,000	285,010,323,000,000	288,014,719,000,000	(23,086,420,000,000)	(22,841,873,000,000)	(20,465,928,000,000)	[1]	(10,255,966,000,000)	(8,313,018,000,000)	(9,221,880,000,000)
Net income (loss)		(520,180,000)	(588,115,000,000)	720,641,000,000	1,325,964,000,000																										1,263,000,000,000
Net income (loss) Korean GAAP	610,000,000,000

[1]	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.